FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial instruments

	Years Ended March 31,
	2023			2022
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL

Financial assets
Cash and cash equivalents	$10,545	$–	$–	$23,352	$–	$–
Prepaid expenses and other receivables	$2,689	$–	$–	$1,480	$–	$–
Convertible note receivable, including accrued interest, net of impairment	$–	$–	$442	$–	$–	$–
Investment in associate	$–	$–	$806	$–	$–	$1,673
Investment in private company	$–	$2,087	$–	$–	$7,409	$–

	Years Ended March 31,
	2023		2022
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$1,865	$–	$750	$–
Warrant liability	$–	$–	$–	$33
Deferred purchase price payable - Tarus	$–	$7,179	$–	$–
Deferred obligation - iOx milestone	$–	$4,126	$–	$–